                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                                January 31, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Tax Free Trust
        Rule 497(j) Filing (File Nos. 2-99715 and 811-4386)

Ladies and Gentlemen:

        Van Kampen Tax Free Trust (the "Registrant"), on behalf of each of the six series listed on Schedule A attached hereto, filed via EDGAR on January 28, 2003, a copy of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectuses listed on Schedule A attached hereto, and the Statements of Additional Information of Van Kampen California Insured Tax Free Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Municipal Income Fund and Van Kampen New York Tax Free Income Fund contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0863.


                                Very truly yours,

                                /s/ Charles Taylor

                                                                    SCHEDULE A


             VAN KAMPEN TAX FREE TRUST (the "Registrant")


Series of the Registrant:

  Van Kampen Strategic Municipal Income Fund
  Van Kampen Insured Tax Free Income Fund
  Van Kampen California Insured Tax Free Fund
  Van Kampen Municipal Income Fund
  Van Kampen Intermediate Term Municipal Income Fund
  Van Kampen New York Tax Free Income Fund